Summary of Significant Accounting Policies - Summary of Total Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 2,067	$ 2,939	$ 847
Advances	512	877	685
Capitalized transaction costs			3,941
Total other current assets	$ 2,579	$ 3,816	$ 5,473